BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 63.4%
16,600	Vanguard Communication Services ETF	$ 2,645,376
7,372	Vanguard Consumer Discretionary ETF	2,623,252
13,294	Vanguard Consumer Staples ETF	2,985,301
19,425	Vanguard Financials ETF	2,386,944
9,000	Vanguard Industrials ETF	2,424,510
4,322	Vanguard Information Technology ETF	2,620,731
16,859	Vanguard Utilities ETF	2,983,369
		18,669,483
	FIXED INCOME - 36.2%
35,052	Vanguard Intermediate-Term Bond ETF	2,678,323
67,978	Vanguard Short-Term Bond ETF	5,326,756
53,089	Vanguard Short-Term Inflation-Protected Securities ETF	2,655,512
		10,660,591

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,465,647)	29,330,074

	TOTAL INVESTMENTS - 99.6% (Cost $28,465,647)	$ 29,330,074
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	118,720
	NET ASSETS - 100.0%	$ 29,448,794

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	FIXED INCOME - 99.2%
113,056	Vanguard Intermediate-Term Bond ETF	$ 8,638,609
122,371	Vanguard Long-Term Bond ETF	8,312,662
111,159	Vanguard Short-Term Bond ETF	8,710,419
		25,661,690

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,823,223)	25,661,690

	TOTAL INVESTMENTS - 99.2% (Cost $25,823,223)	$ 25,661,690
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	195,328
	NET ASSETS - 100.0%	$ 25,857,018